CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 49,288,095	$ 7,034,825	¥ 34,474,814	¥ 24,903,166
Cost of materials	(18,783,453)	(2,680,938)	(14,083,291)	(10,897,409)
Store rental and other operating costs	(11,241,945)	(1,604,548)	(8,540,683)	(5,167,482)
Depreciation and amortization expenses	(1,557,383)	(222,283)	(1,190,037)	(604,580)
Delivery expenses	(6,878,700)	(981,800)	(2,821,069)	(2,010,699)
Sales and marketing expenses	(2,595,705)	(370,482)	(1,920,305)	(1,286,523)
General and administrative expenses	(3,057,020)	(436,324)	(2,420,462)	(1,829,651)
Store preopening and other expenses	(85,412)	(12,191)	(69,556)	(109,685)
Impairment loss of long-lived assets	(8,500)	(1,212)	(8,925)	(5,229)
Losses and expenses related to Fabricated Transactions and Restructuring	(7,013)	(1,001)	149,583	28,515
Total operating expenses	(44,215,160)	(6,310,772)	(30,904,745)	(21,882,743)
Operating income	5,072,935	724,053	3,570,069	3,020,423
Interest and investment income	188,630	26,923	89,195	108,682
Interest and financing expenses	(125)	(18)	(3,924)
Foreign exchange gain/(loss), net	(26,747)	(3,818)	(13,239)	2,968
Other income, net	80,808	11,534	84,161	62,283
Provision for equity litigants settlement	(35,326)	(5,042)		(92,192)
Income before income taxes	5,280,175	753,632	3,726,262	3,102,164
Income tax expense	(1,679,793)	(239,755)	(770,553)	(258,127)
Net income	3,600,382	513,877	2,955,709	2,844,037
Net income attributable to the Company's ordinary shareholders	¥ 3,600,382	$ 513,877	¥ 2,955,709	¥ 2,844,037
Net income per share:
Basic | (per share)	¥ 1.4	$ 0.2	¥ 1.16	¥ 1.12
Diluted | (per share)	¥ 1.4	$ 0.2	¥ 1.16	¥ 1.12
Weighted average shares outstanding used in calculating basic and diluted income per share:
Basic	2,565,138,656	2,565,138,656	2,545,968,813	2,532,109,710
Diluted	2,568,173,041	2,568,173,041	2,548,002,050	2,532,563,302
Net income	¥ 3,600,382	$ 513,877	¥ 2,955,709	¥ 2,844,037
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	(106,894)	(15,257)	41,592	(360)
Total comprehensive income	3,493,488	498,620	2,997,301	2,843,677
Total comprehensive income attributable to the Company's ordinary shareholders	3,493,488	498,620	2,997,301	2,843,677
Revenues from product sales
Net revenues:
Total net revenues	37,694,400	5,380,100	26,729,523	18,677,390
Revenues from partnership stores
Net revenues:
Total net revenues	¥ 11,593,690	$ 1,654,752	¥ 7,745,291	¥ 6,225,776